Related Party Transactions (Details) - USD ($)			2 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended
	Feb. 02, 2022	Feb. 02, 2022	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Mar. 21, 2023	Jun. 21, 2022
Related Party Transactions (Details) [Line Items]
Aggregate purchase price (in Dollars)			$ 25,000			$ 25,000
Founder shares percentage					50.00%
Founder shares					505,000
Sale of units					478,875
Price per share (in Dollars per share)					$ 10	$ 0.25	$ 0.1
Aggregate proceeds (in Dollars)				$ 4,988,750		$ 4,988,750
Representative shares					60,000
Outstanding loan balance (in Dollars)	$ 280,000	$ 280,000
Description of extension payment					The number of Private Units to be received by the holder of the Note in connection with such conversion shall be an amount determined by dividing (x) the sum of the outstanding principal amount payable to the holder, by (y) $10.00. $600,000 of the Extension Payment was deposited by the Company’s Sponsor and $377,500 was deposited by the Company from its working capital account in lieu of the Sponsor, pursuant to the Short-Term Loan to the Company, which provides for repayment on or before March 31, 2023. The Short-Term Loan was repaid in full on March 24, 2023.
Loan from shareholders (in Dollars)					$ 1,572,500
Founder shares issued						2,443,750
Founder shares outstanding						2,443,750
Description of related party						The founders has agreed not to transfer, assign or sell 50% its Founder Shares until the earlier to occur of: (A) six months after the completion of the Company’s initial Business Combination, or (B) the date on which the closing price of the Company’s Class A Common Stock equals or exceeds $12.50 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after the Company’s initial Business Combination and the remaining 50% of the Founder Shares may not be transferred, assigned or sold until six months after the date of the consummation of the Company’s initial Business Combination, or earlier, in either case, if, subsequent to the Company’s initial Business Combination, the Company consummates a liquidation, merger, stock exchange or other similar transaction which results in all of the stockholders having the right to exchange their shares of Class A Common Stock for cash, securities or other property. Any permitted transferees will be subject to the same restrictions and other agreements of the Company’s initial stockholders with respect to any Founder Shares. Pursuant to securities transfer agreement signed on June 15, 2022, the sponsor has transferred an aggregated 505,000 shares to the Company’s management and directors.
FairValue of shares						505,000
Forfeiture						75,650
Estimated forfeiture amount (in Dollars)						$ 107,712
Total amount						429,350
Representative shares						60,000
Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)					$ 10
Sale of units					498,875
Price per share (in Dollars per share)					$ 10	$ 10
Aggregate proceeds (in Dollars)					$ 4,988,750
IPO [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)								$ 10
Price per share (in Dollars per share)						$ 10		10
Loan issued (in Dollars)	500,000	500,000
Outstanding loan balance (in Dollars)	$ 280,000	$ 280,000
Sale of Private placement Unit						498,875
Units of shares						478,875
Sponsor shares						20,000
Aggregate proceeds (in Dollars)						$ 4,988,750
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Shares issued	2,443,750	2,443,750
Aggregate purchase price (in Dollars)	$ 25,000
Price per share (in Dollars per share)	$ 0.01	$ 0.01
Founder shares issued					2,443,750	2,443,750
Founder shares outstanding					2,443,750	2,443,750
Founder shares percentage					20.00%
Aggregate purchase price (in Dollars)		$ 25,000
Common stock par value (in Dollars per share)	$ 0.01	$ 0.01			$ 0.0001	$ 0.0001
Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)								$ 11.5
Founder shares issued					558,875	558,875
Founder shares outstanding					558,875	558,875
Founder shares percentage					20.00%
Price per share (in Dollars per share)							0.1
Common stock par value (in Dollars per share)					$ 0.0001	$ 0.0001
Class A Common Stock [Member] | IPO [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)					10
Price per share (in Dollars per share)						$ 10
Fair value (in Dollars)						$ 72,175
Fair value per share (in Dollars per share)						$ 1.2
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Forfeiture						75,650
Total amount						429,350
Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)					10
Business combination per share (in Dollars per share)					$ 12.5
Price per share (in Dollars per share)							$ 0.1
Repayment of loan (in Dollars)					$ 3,000,000
Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)						$ 10
Repayment of loan (in Dollars)						$ 3,000,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)					$ 0.25
Founder shares percentage					50.00%
Founder shares					429,350
Fair value of granted founder shares					505,000
Forfeiture shares					75,650
Estimated forfeiture value (in Dollars)					$ 107,712
Founder Shares [Member] | Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Shares issued	2,443,750	2,443,750
US Tiger [Member]
Related Party Transactions (Details) [Line Items]
Sponsor shares					20,000
Representative shares					60,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Other borrowings (in Dollars)					$ 1,377,500
Sponsor for working capital (in Dollars)					$ 195,000